Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

November 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Funds (33-02659; 811-04556) (the “Trust”)
Transamerica Tactical Income

Dear Sir or Madam:

On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for the Trust, dated October 31, 2011, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Statement of Additional Information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 135) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 2011 via EDGAR (Accession Number 0001193125-11-286151).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary